UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250
          New York, NY 10022

13F File Number: 028-11836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida           2/13/07
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----

028-12030                           Ergon Capital LP
028-12032                           Ergon Capital Offshore Fund, Ltd.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total:  $ 281,617
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name
---  --------------------     ----

1.   028-12030                Ergon Capital LP
2.   028-12032                Ergon Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           VALUE     SHRS OR   SH  PUT    INVSMT           OTHR   VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN CALL   DSCRTN           MGRS         SHARED
      --------------         --------------     -----     --------   -------   --- ----   ------           ----         ------
AVANCED AUTO PARTS INC            COM         00751Y106     1,792       50,400 Sh         SHARED-DEFINED    2           50,400
APPLE COMPUTER INC                COM         037833100       848       10,000 Sh         SHARED-DEFINED    2           10,000
ABB LTD                      SPONSORED ADR    000375204     3,596      200,000 Sh         SHARED-DEFINED    2          200,000
ADTRAN INC                        COM         00738A106     4,991      219,857 Sh         SHARED-DEFINED    2          219,857
AGRIUM INC                        COM         008916108     2,519       80,000 Sh         SHARED-DEFINED    2           80,000
ALVARION LTD                      SHS         M0861T100    19,185    2,854,905 Sh         SHARED-DEFINED    2        2,854,905
A S V INC                         COM          1963107        163       10,000 Sh         SHARED-DEFINED    2           10,000
BIG LOTS INC                      PUT         089302953     1,719       75,000 Sh  Put    SHARED-DEFINED    2           75,000
BLUE COAT SYSTEMS INC           COM NEW       09534T508    21,798      910,155 Sh         SHARED-DEFINED    2          910,155
BRISTOW GROUP INC                 COM         110394103    38,577    1,068,900 Sh         SHARED-DEFINED    2        1,068,900
SEACOR HOLDINGS INC               COM         811904101     1,785       18,000 Sh         SHARED-DEFINED    2           18,000
CHIQUITA BRANDS INTL INC          COM         170032809    23,497    1,471,300 Sh         SHARED-DEFINED    2        1,471,300
DYNAMEX INC                       COM         26784F103     4,890      209,333 Sh         SHARED-DEFINED    2          209,333
DELL INC                          COM         24702R101       793       31,600 Sh         SHARED-DEFINED    2           31,600
EBAY INC                          COM         278642103     1,052       35,000 Sh         SHARED-DEFINED    2           35,000
ELECTRONIC ARTS INC               COM         285512109     2,202       43,731 Sh         SHARED-DEFINED    2           43,731
FLORIDA ROCK INDS INC             COM         341140101       495       11,500 Sh         SHARED-DEFINED    2           11,500
FUEL TECH INC.                    COM         359523107     4,929      200,056 Sh         SHARED-DEFINED    2          200,056
GEORGIA GULF CORP                 PUT         373200953       966       50,000 Sh  Put    SHARED-DEFINED    2           50,000
HEALTHCARE SVCS GRP INC           COM         421906108     3,472      119,898 Sh         SHARED-DEFINED    2          119,898
HEELYS INC                        COM         42279M107     7,225      225,000 Sh         SHARED-DEFINED    2          225,000
HOLOGIC INC                       PUT         436440951       756       16,000 Sh         SHARED-DEFINED    2           16,000
INPHONIC INC                      COM         45772G105     2,218      200,000 Sh         SHARED-DEFINED    2          200,000
NOKIA CORP                        COM         654902204     5,080      250,000 Sh         SHARED-DEFINED    2          250,000
NUTRI SYS INC NEW                 COM         67069D108    20,760      327,500 Sh         SHARED-DEFINED    2          327,500
ODYSSEY HEALTHCARE INC            COM         67611V101     4,949      373,198 Sh         SHARED-DEFINED    2          373,198
TURBOCHEF TECHNOLOGIES INC      COM NEW       900006206    48,353    2,840,937 Sh         SHARED-DEFINED    2        2,840,937
PW EAGLE INC                      COM         69366Y108     5,384      156,067 Sh         SHARED-DEFINED    2          156,067
PW EAGLE INC                      PUT         69366Y958     2,329       67,500 Sh  Put    SHARED-DEFINED    2           67,500
RINKER GROUP LTD             SPONSORED ADR    76687M101     3,169       44,600 Sh         SHARED-DEFINED    2           44,600
RIVERBED TECHNOLOGY INC           COM         768573107     6,140      200,000 Sh         SHARED-DEFINED    2          200,000
TEMPLE INLAND INC                 PUT         879868957    23,397      508,300 Sh  Put    SHARED-DEFINED    2          508,300
TJX COS INC. NEW                  COM         872540109     1,138       39,900 Sh         SHARED-DEFINED    2           39,900
TLC VISION CORP                   COM         872549100     9,895    1,892,045 Sh         SHARED-DEFINED    2        1,892,045
WAL-MART STORES INC               COM         931142103     1,131       24,500 Sh         SHARED-DEFINED    2           24,500
ZALE CORP NEW                     COM         988858106       423       15,000 Sh         SHARED-DEFINED    2           15,000

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